Provisions and Contingencies - Summary of Significant Contingent Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities [line items]
Pending lawsuits	¥ 523	¥ 488